LONG-TERM PREPAYMENTS	12 Months Ended
Dec. 31, 2011
LONG-TERM PREPAYMENTS
LONG-TERM PREPAYMENTS

13.                     LONG-TERM PREPAYMENTS

Long-term prepayments primarily consist of (i) prepayments of RMB120,000 (US$19,066) for the construction cost of automobile dealerships; (ii) prepayments for the capital injection of RMB11,250 (US$1,787) for 2.25% equity interest of Beijng Xinan Vehicle Insurance Company Limited (“Xinan”), an insurance company that is in process of being established; and (iii) a deposit of RMB6,500 (US$1,033) placed with Toyota Financing Corporation as a guarantee for financing granted on market terms to the Group by Toyota Financing Corporation.